Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Income Fund
Entity Central Index Key	0000081264
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class A
Trading Symbol	PINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	0.73%
[1]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Income Fund returned 6.47%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	6.47	-0.25	2.15
Class A (with sales charge)	2.21	-1.06	1.74
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,033,035,454
Holdings Count | $ / shares	1,182
Advisory Fees Paid, Amount	$ 2,814,455
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class C
Trading Symbol	PUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$153	1.49%
[3]
Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Income Fund returned 5.54%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.54	-0.98	1.55
Class C (with sales charge)	4.56	-0.98	1.55
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,033,035,454
Holdings Count | $ / shares	1,182
Advisory Fees Paid, Amount	$ 2,814,455
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class M
Trading Symbol	PNCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class M	$101	0.98%
[5]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class M shares of Putnam Income Fund returned 6.31%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class M	6.31	-0.48	1.92
Class M (with sales charge)	2.85	-1.13	1.58
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,033,035,454
Holdings Count | $ / shares	1,182
Advisory Fees Paid, Amount	$ 2,814,455
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class R
Trading Symbol	PIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$102	0.99%
[7]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Income Fund returned 6.09%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	6.09	-0.48	1.91
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,033,035,454
Holdings Count | $ / shares	1,182
Advisory Fees Paid, Amount	$ 2,814,455
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class R5
Trading Symbol	PINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$46	0.45%
[9]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R5 shares of Putnam Income Fund returned 6.65%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R5	6.65	0.06	2.46
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,033,035,454
Holdings Count | $ / shares	1,182
Advisory Fees Paid, Amount	$ 2,814,455
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class R6
Trading Symbol	PINHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$39	0.38%
[11]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Income Fund returned 6.67%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.67	0.12	2.52
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,033,035,454
Holdings Count | $ / shares	1,182
Advisory Fees Paid, Amount	$ 2,814,455
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class Y
Trading Symbol	PNCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$50	0.48%
[13]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Income Fund returned 6.75%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS). Availability of financing is much improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks. Commercial real estate is showing signs of improvement and rising transaction volumes are providing more price transparency. Payoff and refinancing rates continued to surprise to the upside amongst all property types.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market. Housing supply has increased from the historical lows, driven by new homes supply particularly in southern states.

Top detractors from performance:
↓	Term structure exposure was the largest detractor from relative returns. The Treasury yield curve steepened during the period as intermediate- and long-term rates rose while short-term rates fell.
Use of derivatives and the impact on performance:
The Fund utilized futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.75	0.04	2.43
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,033,035,454
Holdings Count | $ / shares	1,182
Advisory Fees Paid, Amount	$ 2,814,455
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,033,035,454
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,182
Total Management Fee Paid	$2,814,455
Portfolio Turnover Rate	431%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.